Expense Example - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2015 Fund - Fidelity Freedom Blend 2015 Fund - Class K6	May 30, 2023 USD ($)
Expense Example:
1 year	$ 23
3 years	71
5 years	124
10 years	$ 280